EMPLOYEE BENEFIT PLANS (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S. Defined Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Current year actuarial loss (gain)	$ 2	$ 144	$ (149)
Amortization of actuarial loss	(32)	(19)	(35)
Amortization of prior service cost (credits)	6	6	7
Total recognized in other comprehensive loss (income)	(24)	131	(177)
Net periodic benefit cost	44	29	49
Total recognized in net periodic benefit cost and other comprehensive (loss) income	$ 20	$ 160	$ (128)
Projected benefit obligation:
Discount rate (as a percent)	4.90%	4.25%	5.13%
Rate of compensation increase (as a percent)	4.17%	4.16%	4.17%
Net periodic pension cost:
Discount rate (as a percent)	4.25%	5.13%	4.18%
Rate of compensation increase (as a percent)	4.16%	4.17%	4.19%
Expected return on plan assets (as a percent)	7.74%	7.75%	7.75%
Non-U.S. Defined Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Current year actuarial loss (gain)	$ 33	$ 257	$ (39)
Amortization of actuarial loss	(51)	(41)	(49)
Current year prior service (credits) cost	(32)	(6)	1
Amortization of prior service cost (credits)			(1)
Settlements		(13)	(12)
Total recognized in other comprehensive loss (income)	(50)	197	(100)
Net periodic benefit cost	30	53	75
Total recognized in net periodic benefit cost and other comprehensive (loss) income	$ (20)	$ 250	$ (25)
Projected benefit obligation:
Discount rate (as a percent)	2.53%	2.48%	3.62%
Rate of compensation increase (as a percent)	3.23%	3.23%	3.37%
Net periodic pension cost:
Discount rate (as a percent)	2.48%	3.62%	3.38%
Rate of compensation increase (as a percent)	3.23%	3.37%	3.34%
Expected return on plan assets (as a percent)	5.79%	5.82%	5.75%
U.S. Other Postretirement Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Current year actuarial loss (gain)	$ (9)	$ 30	$ (8)
Amortization of actuarial loss	(3)	(1)	(2)
Current year prior service (credits) cost	(40)		(22)
Amortization of prior service cost (credits)	5	4	2
Total recognized in other comprehensive loss (income)	(47)	33	(30)
Net periodic benefit cost	7	5	9
Total recognized in net periodic benefit cost and other comprehensive (loss) income	$ (40)	$ 38	$ (21)
Projected benefit obligation:
Discount rate (as a percent)	4.68%	4.17%	4.79%
Net periodic pension cost:
Discount rate (as a percent)	4.20%	4.79%	3.89%
Non-U.S. Other Postretirement Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Current year actuarial loss (gain)		$ 1	$ (1)
Total recognized in other comprehensive loss (income)		1	(1)
Total recognized in net periodic benefit cost and other comprehensive (loss) income		$ 1	$ (1)
Projected benefit obligation:
Discount rate (as a percent)	7.25%	6.44%	6.49%
Net periodic pension cost:
Discount rate (as a percent)	6.44%	6.49%	5.79%